Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common Stock
Common Stock Par Value Per Share	$ 0.01	$ 0.01
Common Stock Shares Authorized	300,000,000	300,000,000
Common Stock Shares Issued	80,358,360	63,410,360
Common Stock Shares Outstanding	80,358,360	63,410,360
Preferred Stock
Preferred Stock Par Value Per Share	$ 0.01	$ 0.01
Preferred Stock Shares Authorized	25,000,000	25,000,000
Preferred Stock Shares Issued	0	0
Preferred Stock Shares Outstanding	0	0